Accounts Receivable (Details Narrative) (Sound Concepts, Inc.) - Sound Concepts, Inc. [Member] - USD ($)	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable written-off	$ 150,000
Bad debt expense	$ 15,000	$ 81,000	$ 78,000